Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets - current
Prepaid commission agreement	$ 1,277	$ 0
Depreciation and impairment	3,580	4,792
Other	337	450
Less: Valuation allowances	(5,194)	(5,226)
Deferred Tax Assets, Net of Valuation Allowance, Current, Total	0	16
Deferred tax assets - non current
Net operating losses	60,023	59,712
Stock options	840	571
Less: Valuation allowances	(60,863)	(60,094)
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent, Total	0	189
Deferred tax liabilities - non current
Acquisition of intangibles	(183)	(141)
Other	(16)	0
Net deferred tax (liabilities)/assets	$ (199)	$ 64